                  SEMI-ANNUAL REPORT
                  MARCH 31, 2001 (UNAUDITED)




         -----------------------------------------------------------------------
         JPMORGAN MID CAP VALUE FUND
         JPMORGAN SMALL CAP GROWTH FUND







[LOGO]JPMORGAN Fleming
      Asset Management

TABLE OF CONTENTS

Letter to the Shareholders ................................ 1

JPMorgan Mid Cap Value Fund (Mid Cap Value Fund)
   Fund Commentary ........................................ 2

JPMorgan Small Cap Growth Fund (Small Cap Growth
   Fund) Fund Commentary .................................. 5

Schedule of Investments
   Mid Cap Value Fund ..................................... 8
   Small Cap Value Fund .................................. 11

Statements of Assets and Liabilities ..................... 14

Statement of Operations .................................. 15

Statements of Changes in Net Assets ...................... 16

Notes To Financial Statements ............................ 18

Financial Highlights ..................................... 22

HIGHLIGHTS

- The Federal Reserve Board reacted to a rapidly decelerating economy by slashing interest rates

- Corporate announcements of earnings shortfalls revealed broader cutbacks in technology spending.

- Investors shifted attention towards interest-rate-sensitive and defensive sectors.





           ---------------------------------------------------------
            NOT FDIC INSURED    May lose value / No bank guarantee
           ---------------------------------------------------------

     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

          ----------------------------------------------------------------------
          JPMORGAN  MID CAP VALUE FUND
          JPMORGAN  SMALL CAP GROWTH FUND


LETTER TO THE SHAREHOLDERS
                                                                     May 7, 2001

Dear Shareholder:

We are pleased to present this six monthly report for the JPMorgan Mid Cap Value and JPMorgan Small Cap Growth Funds for the six months ended March 30, 2001. Inside, you'll find information on the performance of each Fund along with a report from the portfolio manager.

PERIOD OF DRAMATIC REVERSAL IN TECHNOLOGY STOCKS
The six months under review was a dramatic period in the capital markets. In September of last year, growth stocks, and technology in particular, remained in fundamentally good shape and investors were primarily concerned that buoyant economic growth might spark a rise in interest rates. By March 2001, however, a rapidly decelerating economy and declining consumer confidence had caused the Fed to slash 150 basis points from interest rates in a bid to stave off recession.

While technology stock prices first came under pressure a year ago, it was not until the end of 2000 that corporate announcements of earnings shortfalls revealed broader cut backs in technology spending. By the beginning of 2001, the technology downturn was showing signs of spreading to the wider economy. Federal Reserve Board Chairman Alan Greenspan reacted by cutting rates by 100 basis points in January and a further 50 basis points in March. He reduced rates by a further 50 basis points in April, after the end of the reporting period.

In spite of the alarming headlines, however, the decline in share prices has been mainly confined to the technology sector. Many investors reacted to the rout by shifting funds to interest-rate-sensitive and defensive sectors. While the tech-laden NASDAQ fell 49.9%, the broad-based S&P 500 Index fell a relatively modest 18.7%, and the S&P/BARRA Value Index declined by just 5.0%.

BROAD RANGE OF PRODUCTS AND SERVICES
As you know, Fleming Mid Cap Value Fund and Fleming Small Cap Growth Fund have been renamed the JPMorgan Mid Cap Value Fund and JPMorgan Small Cap Growth Fund. This is part of a broader rebranding of all of JPMorgan Chase & Co.'s US mutual funds. Please be assured that your Fund's objectives and management will remain unchanged.

We welcome you to our JPMorgan Family of Funds and assure you that your managers will continue to work towards meeting your financial needs in the future, just as they have in the past.

Sincerely yours,

/s/ George Gatch

George Gatch
Managing Director

          ----------------------------------------------------------------------
          JPMORGAN  MID CAP VALUE FUND
                    AS OF MARCH 31, 2001 (UNAUDITED)


HOW THE FUND PERFORMED
JPMorgan Mid Cap Value Fund, which seeks to provide capital growth through investing in mid cap U.S. equities, posted a return of 11.61% for the six months ended March 31, 2001. This compares with a gain of 5.6% for the Russell Midcap Value Index.

HOW THE FUND WAS MANAGED
The Fund benefited from its mid-cap value style in a period when technology stocks collapsed. As the year 2000 drew to a close it became clear that capital expenditure, particularly technology spending, was falling sharply. Consequently, technology earnings expectations were reduced and stock valuations imploded. By contrast, mid-cap value stocks' earnings forecasts and valuations appeared relatively realistic. Money, therefore, rotated out of technology and into this area of the market.

In particular, undervalued and interest-rate-sensitive areas did well. Basic materials stocks, for example, held up well in chaotic market conditions. Consumer stocks also generated reasonable returns in a period when the Federal Reserve cut interest rates by 150 basis points.

As a result of the manager's value style of stock picking, the Fund's major sector allocations were in consumer stocks and financial services stocks. In each area, a number of stocks made considerable gains. Among the leading consumer names were whiskey distiller Brown Forman, and international hotel group Marriott International. Pet food manufacturer Ralston Purina also performed well following an agreed takeover offer from food giant Nestle.

In financial services, USA Education (previously Sallie Mae) rose more than 50%. The Fund also made money in high-quality regional banks and specialty insurers. A bank that made significant gains was M&T Bank, based in New York, while specialty insurer Markel Corp also did well.

Healthcare stocks also generated strong returns. Health insurance companies First Health and Trigon Healthcare each returned more than 30%. Following this strong performance, the Fund reduced its weighting in many healthcare names, with the result that it had a much reduced exposure by the half-year end.

One of the worst-performing sectors for the Fund was utilities. The holding in Energy East, a New York state electricity and gas generation and transmission company, lost more than 20% of its value.

LOOKING AHEAD
Mid-cap value stocks have performed well and are no longer valued at the compelling levels available in summer 2000. While the outlook for this style of investing is, therefore, not as bright, there are still companies that offer good value in areas of reduced earnings visibility. The Fund is taking a cautious approach.


2
[caad 234]A

                                                     JPMORGAN MID CAP VALUE FUND
--------------------------------------------------------------------------------
                                                AS OF MARCH 31, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
                                                   3 YEAR        INCEPTION*
                                      1 YEAR    (ANNUALIZED)    (ANNUALIZED)
--------------------------------------------------------------------------------
 Mid Cap Value total return           26.75%       17.14%          21.25%
--------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE*

[CHART]

                     JPMorgan          S&P/Barra               Russell
                      Mid Cap            Mid Cap                Midcap
                       Value         400 Value Index         Value Index
     11/13/1997      10,000.00          10,000.00             10,000.00
     11/30/1997      10,200.00          10,108.00             10,337.00
     12/31/1997      10,490.00          10,714.48             10,732.91
      1/31/1998      10,570.23          10,469.12             10,524.69
      2/28/1998      11,071.66          11,243.83             11,227.74
      3/31/1998      11,934.13          11,770.04             11,805.97
      4/30/1998      11,994.30          11,845.37             11,739.85
      5/31/1998      11,853.90          11,366.82             11,465.14
      6/30/1998      11,974.24          11,282.71             11,501.83
      7/31/1998      11,362.50          10,791.91             10,918.69
      8/31/1998      10,169.08           9,024.19              9,383.52
      9/30/1998      10,650.46           9,726.28              9,931.52
     10/31/1998      11,412.64          10,493.68             10,575.08
     11/30/1998      12,124.67          10,738.18             10,946.26
     12/31/1998      12,563.62          11,217.10             11,279.03
      1/31/1999      12,331.15          10,630.45             11,016.23
      2/28/1999      12,280.61          10,123.38             10,773.87
      3/31/1999      12,341.26          10,313.70             10,927.94
      4/30/1999      13,341.90          11,312.06             11,962.81
      5/31/1999      14,089.86          11,496.45             12,013.06
      6/30/1999      14,554.75          11,853.99             12,150.01
      7/31/1999      14,872.27          11,696.33             11,846.26
      8/31/1999      14,145.04          11,253.04             11,436.38
      9/30/1999      13,888.98          10,699.39             10,857.70
     10/31/1999      14,390.86          10,914.45             11,178.00
     11/30/1999      14,332.50          11,133.83             10,973.44
     12/31/1999      14,306.18          11,478.98             11,267.53
      1/31/2000      14,016.63          10,983.09             10,593.73
      2/29/2000      13,148.00          10,580.01             10,150.91
      3/31/2000      15,135.33          12,198.75             11,381.20
      4/30/2000      15,003.72          12,087.62             11,426.73
      5/31/2000      15,793.39          12,436.34             11,623.27
      6/30/2000      15,661.78          11,874.59             11,189.72
      7/31/2000      16,148.74          12,344.83             11,451.56
      8/31/2000      16,701.51          13,227.48             12,153.54
      9/30/2000      17,188.47          13,423.25             12,270.21
     10/31/2000      17,925.50          13,295.73             12,503.35
     11/30/2000      17,964.98          13,313.01             12,340.80
     12/31/2000      19,353.91          14,673.60             13,429.26
      1/31/2001      19,595.12          15,328.05             13,380.92
      2/28/2001      19,751.20          14,820.69             13,324.72
      3/31/2001      19,183.64          14,168.58             12,955.62

Past performance is not predictive of future performance.

Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost. The chart illustrates comparative performance of a $10,000 investment in the JPMorgan Mid Cap Value Fund, the S&P/BARRA Mid Cap 400 Value Index and the Russell Midcap Value Index from November 30, 1997 to March 31, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices have been adjusted to reflect the reinvestment of all dividends and capital gains on securities included in the benchmark.

The S&P/BARRA Mid Cap 400 Value Index is an unmanaged, capitalization weighted, price only index of 400 stocks that measure the performance of the mid-sized company segment of the U.S. market. The S&P/BARRA Mid Cap 400 Value Index is a subset of the Mid Cap 400 Index, which contains companies with lower price-to-book ratios. The Russell Midcap-TM- Index is an unmanged, capitalization weighted, price only index that measures the performance of those companies included in the Russell Midcap Index that have lower price-to-book ratios and lower forecasted growth rates.

* Inception - November 13, 1997.

JPMORGAN MID CAP VALUE FUND
--------------------------------------------------------------------------------
AS OF MARCH 31, 2001

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                      22.6%
Cash & cash equivalents                      14.6%
Energy                                       14.2%
Media                                        12.2%
Retail                                        6.8%
Food                                          6.6%
Industrial                                    6.2%
Services                                      5.7%
Equipment                                     3.9%
Healthcare                                    2.8%
Technology                                    1.9%
Leisure                                       1.8%
Other                                         0.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. RALSTON-RALSTON PURINA GROUP (4.09%) The company produces dry dog and soft cat foods, as well as cat box filler. Products are sold under the Purina, Ralston, Tidy Cat, and other trademarks, which are marketed to groceries, mass merchandisers, specialty retailers, wholesalers, and other customers.

2. SECURITY CAPITAL GROUP-B (3.61%) A global real estate research, investment and operating management company, it provides business strategy and operating/capital deployment oversight to private and public companies. The company also provides real estate research, corporate and financial services, and asset management for institutions and individuals.

3. DEVON ENERGY CORP. (3.06%) An independent energy company involved in oil and gas property acquisition, exploration and production. The company operates in the Permian Basin and the Rocky Mountains, in the Gulf Coast area and offshore Gulf of Mexico, in the Western Canada Sedimentary Basin in Alberta and British Columbia, and in Azerbaijan, Egypt, Qatar, Brazil, Australia and Venezuela.

4. WASHINGTON POST CO., CLASS B (3.03%) Conducting operation primarily in newspaper and magazine publishing and television broadcasting, the company also owns and operates cable television systems and provides educational and career development services.

5. CLEAR CHANNEL COMMUNICATIONS, INC. (2.79%) This is a diversified media company with operations in broadcasting and outdoor advertising. It owns, programs, or sells airtime for various United States radio and television stations, as well as international radio stations. The company provides outdoor advertising services in United States and international markets.

6. E.W. SCRIPPS COMPANY (2.77%) Operates various daily newspapers, network-affiliated television stations, and television networks. The company also owns a television programmer, a worldwide syndicator and licensor of news features and comics, as well as a news service.

7. NSTAR (2.74%) NSTAR provides regulated electric and gas utility services. The company is also involved in telecommunications and other non-regulated activities. Through Boston Edison Company, Cambridge Electronic Company, Commonwealth Electric Light Company, and Commonwealth Gas Company, NSTAR serves customers throughout Massachusetts.

8. USAEDUCATION, INC. (2.60%) Commonly known as Sallie Mae, the company provides financing and services to the United States higher education credit market. It is a source of funds, account servicing, and other operational support services for federally guaranteed student loans, and is also a provider of private financing of education to families.

9. BROWN-FORMAN CLASS A (2.54%) A diversified producer and marketer of consumer products, the company produces wines and spirits such as Jack Daniels, Bolla and Fetzer. The company also makes and markets Lenox, Dansk, and Gorham tableware and giftware, as well as Hartmann luggage.

10. PUBLIC STORAGE, INC. (2.51%) The company is one of the largest self-storage companies in the U.S., with interests in more than 1,300 storage facilities in 37 states. The firm's self-storage properties, which are usually located in densely populated portions of larger cities, generate about 90% of the company's sales.

The 10 equity holdings comprised 29.74% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

          ----------------------------------------------------------------------
          JPMORGAN  SMALL CAP GROWTH FUND
                    AS OF MARCH 31, 2001 (UNAUDITED)


HOW THE FUND PERFORMED
JPMorgan Small Cap Growth Fund, which seeks capital growth through investing in small-cap U.S. growth stocks, fell by 35.2% in the six months ended March 31, 2001. This compares with a fall of 32.3% for the Russell 2000 Growth Index.

HOW THE FUND WAS MANAGED
In the six months under review, the market environment for small-cap growth stocks was unattractive but gained momentum as the period progressed. The rapid deceleration in the economy in the early part of 2001, together with the rapid deterioration of consumer confidence and spending, led rapidly to a virtual freeze on corporate capital budgets. Much publicized failures among start-up telecom and dot-com companies added fuel to the fire, further depressing demand for technology infrastructure products and adding a new supply of barely used second hand product to the equation.

As a consequence, the first quarter earnings preannouncement cycle was probably the worst ever, with company after company expressing uncertainty regarding future earnings. The market, especially technology, ended the period on an extremely depressed note.

The six months to March 31, 2001, is probably the worst half-year, absolute and relative, on which we have had to report. From the standpoint of absolute returns, the Fund's positioning in technology and high beta biotechnology stocks was the primary cause of the fund's underperformance. Weakness was driven by a combination of real stock-specific issues, guilt by association, and collapsing valuation multiples. Among the greatest detractors were Critical Path, Kana Communications, Neon Communications, Net Genesis Corp. Packeteer, Rainbow Technologies, and SERENA Software.

Among biotechnology stocks, while there were stock specific problems, the biggest negative influence was from the very negative market environment for earlier stage growth companies. With the fundamentals little changed holdings such as Abgenix, Exelixis, Genzyme, Transgenics, Lexicon Genetics, and Myriad Genetics declined materially.

There were however, positive performances among particular stocks. In the automotive and transportation sector, trucking companies American Freightways and Swift Transportation recorded substantial gains. Another significant positive performer was technology company CSG Systems.

LOOKING AHEAD
While we remain cautious, there are signs that the outlook for small cap growth stocks may be improving. Some companies suggest that order visibility is improving somewhat. In areas such as PCs it is clear that inventory surpluses have been purged. The Fund will opportunistically move cash out of more defensive areas, into high quality growth ideas.

          JPMORGAN SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
          AS OF MARCH 31, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE
                                                  3 YEARS        INCEPTION
                                      1 YEAR    (ANNUALIZED)    (ANNUALIZED)
--------------------------------------------------------------------------------
 SMALL CAP GROWTH TOTAL RETURN        -31.70%       1.87%           6.27%
--------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE*

[CHART]

                      JPMorgan Small
                        Cap Growth                       Russell 2000
                           Fund         Russell 2000         Growth
     11/14/1997         10,000.00        10,000.00         10,000.00
     11/30/1997          9,970.00         9,935.00          9,762.00
     12/31/1997         10,206.00        10,108.86          9,767.86
      1/31/1998         10,386.28         9,949.14          9,637.94
      2/28/1998         10,927.13        10,685.38         10,488.98
      3/31/1998         11,618.21        11,125.62         10,928.46
      4/30/1998         11,748.42        11,186.81         10,995.13
      5/31/1998         11,297.71        10,583.84         10,195.78
      6/30/1998         11,608.20        10,606.06         10,299.78
      7/31/1998         10,776.89         9,746.97          9,439.75
      8/31/1998          8,663.58         7,854.11          7,261.05
      9/30/1998          9,484.87         8,469.09          7,997.32
     10/31/1998         10,065.78         8,814.63          8,414.78
     11/30/1998         10,646.69         9,276.51          9,067.77
     12/31/1998         11,722.23         9,850.73          9,888.40
      1/31/1999         11,967.29         9,981.74         10,333.38
      2/28/1999         10,927.13         9,173.22          9,387.88
      3/31/1999         11,538.43         9,316.33          9,722.09
      4/30/1999         12,733.12        10,151.07         10,580.55
      5/31/1999         13,233.45        10,299.27         10,597.48
      6/30/1999         13,730.11        10,764.80         11,155.96
      7/31/1999         14,464.18        10,469.85         10,811.24
      8/31/1999         13,637.06        10,082.46         10,406.90
      9/30/1999         13,905.87        10,084.48         10,607.76
     10/31/1999         14,288.42        10,124.82         10,879.32
     11/30/1999         15,334.70        10,729.27         12,029.26
     12/31/1999         17,177.87        11,943.82         14,150.02
      1/31/2000         16,049.40        11,751.52         14,018.42
      2/29/2000         17,065.02        13,691.70         17,280.51
      3/31/2000         17,980.34        12,789.42         15,464.33
      4/30/2000         17,579.11        12,019.49         13,902.43
      5/31/2000         16,739.02        11,318.76         12,684.58
      6/30/2000         19,158.97        12,305.75         14,323.42
      7/31/2000         18,231.11        11,909.51         13,095.91
      8/31/2000         19,973.98        12,818.20         14,473.60
      9/30/2000         18,958.35        12,437.50         13,754.26
     10/31/2000         17,892.57        11,882.79         12,637.41
     11/30/2000         15,083.93        10,662.43         10,342.46
     12/31/2000         15,839.79        11,578.33         10,975.42
      1/31/2001         16,718.09        12,181.56         11,863.33
      2/28/2001         14,280.04        11,382.45         10,236.87
      3/31/2001         12,281.13        10,825.85          9,306.34

Past performance is not predictive of future performance.

Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost. The chart illustrates comparative performance of a $10,000 investment in the JPMorgan Small Cap Growth Fund, the Russell 200 Index and the Russell Midcap Growth Index from November 14, 1997 to March 31, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices have been adjusted to reflect the reinvestment of all dividends and capital gains on securities included in the benchmark.

The Russell 2000-Registered Trademark- Index is an unmanaged, capitalization weighted price only index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000-Registered Trademark- Index. The Russell 2000-Registered Trademark- Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.

* Inception - November 14, 1997.

                                                  JPMORGAN SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                AS OF MARCH 31, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                                   21.2%
Services                                     19.6%
Healthcare                                   11.6%
Finance                                      10.6%
Industrial                                    8.1%
Electronics                                   8.0%
Media                                         6.9%
Cash & cash equivalents                       5.8%
Energy                                        4.3%
Leisure                                       2.3%
Retail                                        1.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. ADVENT SOFTWARE, INC. (3.44%) The company provides stand-alone and client/server software products, data interfaces, and related services that automate and integrate critical operations of investment management organizations.

2. CHOICEPOINT, INC. (3.13%) Providing risk management and fraud prevention information and related technology solution to the insurance industry, the company also offers risk management and fraud prevention solutions to organizations.

3. TEXAS REGIONAL BANCSHARES (3.11%) This is the holding company for Texas State Bank. The Bank attracts deposits from the general public and originates a variety of loans.

4. CSG SYSTEMS INTERNATIONAL, INC. (2.80%) Provides customer care and billing solutions for cable television providers, direct broadcast satellite providers, online services markets, and telephony providers. The company offers a suite of processing and related services, as well as software and professional services which automate customer care and billing functions.

5. PEGASUS SYSTEMS (2.76%) The company provides end-to-end reservation distribution products and services to the hotel industry worldwide. It provides central reservation systems, third-party marketing and reservation representation services, electronic distribution services and commission processing and payment services.

6. NEWFIELD EXPLORATION CO. (2.74%) An independent oil and gas company which explores, develops and acquires oil and natural gas properties, the company operates in the Gulf of Mexico, in the onshore United States Gulf Coast, in offshore Australia, and in the Bohai Bay in China.

7. INFORMATION HOLDINGS, INC. (2.69%) Providing informational products and services to professional end users in the intellectual property and scientific and technology markets, the company offers a variety of databases, informational products and complementary services.

8. AMERICREDIT CORP. (2.43%) This is a national consumer finance company that specializes in purchasing, securitizing and servicing automobile loans. Using its branch network and strategic alliances with select auto groups and banks, the company purchases loans made by franchises and select independent dealers to consumers who are typically unable to obtain financing from traditional sources.

9. ELECTRONICS FOR IMAGING (2.38%) Designs and markets products that support color and black-and-white printing on a variety of peripheral devices. The company's Fiery products incorporate hardware and software technologies that transform digital copiers and printers from copier manufacturers into networked printers.

10. AMERICAN CLASSIC VOYAGES (2.36%) The company operates three paddlewheel steamboats through its Delta Queen Steamboat subsidiary. Its ships have a combined capacity of nearly 3,100 passengers, and its themed cruise packages feature many shore excursions.

The 10 equity holdings comprised 27.84% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

          ----------------------------------------------------------------------
          MID CAP VALUE FUND
          SCHEDULE OF INVESTMENTS

At March 31, 2001 (Unaudited)

   Shares                                                                  Value
--------------------------------------------------------------------------------------
     Common Stocks: 84.7%
--------------------------------------------------------------------------------------
             ADVERTISING: 0.8%
      900    Lamar Advertising Co.*                                  $    33,075

             BANKS: 6.0%
      700    Cullen/Frost Bankers, Inc.                                   23,975
    1,000    M & T Bank Corp.                                             69,900
    1,600    North Fork Bancorporation, Inc.                              41,520
    4,000    U.S. Bancorp                                                 92,800
      500    Wells Fargo & Co.                                            24,735
                                                                     -------------
                                                                         252,930

             BEVERAGES: 2.5%
    1,700    Brown-Forman Corp. - Class A                                106,250

             BUILDING RELATED: 0.6%
    2,000    Clayton Homes, Inc.                                          24,100

             COMMERCIAL SERVICES: 2.8%
    2,000    Equifax, Inc.                                                62,500
    2,000    Moody's Corp.                                                55,120
                                                                     -------------
                                                                         117,620

             COMPUTERS: 1.3%
    1,400    NCR Corp.*                                                   54,642

             CONSULTING SERVICES: 1.1%
    1,600    T. Rowe Price Associates Investment
               Management, Inc.                                           43,837

             CONSUMER PRODUCTS: 2.6%
      700    Black & Decker Corp. (The)                                   25,725
    3,300    Energizer Holdings, Inc.*                                    82,500
                                                                     -------------
                                                                         108,225

             DENTAL SUPPLIES & EQUIPMENT: 1.6%
    1,200    DENTSPLY International, Inc.                                 65,700

             DIVERSIFIED FINANCIAL SERVICES: 5.2%
    1,000    Fannie Mae                                                   79,600
      600    H&R Block, Inc.                                              30,036
    1,500    USA Education, Inc.                                         108,975
                                                                     -------------
                                                                         218,611

             ELECTRICAL COMPONENTS & EQUIPMENT: 1.4%
    1,700    Molex, Inc. - Class A                                        47,281
      600    Solectron Corp.*                                             11,406
                                                                     -------------
                                                                          58,687

             ENVIRONMENTAL CONTROL: 0.7%
    1,200    Waste Management, Inc.                                       29,640

             FOOD: 4.1%
    5,500    Ralston-Ralston Purina Group                                171,325

             GAS & ELECTRIC UTILITIES: 9.6%
    1,000    El Paso Energy Corp.                                         65,300
    6,000    Energy East Corp.                                           104,100
    1,350    NiSource, Inc.                                               42,012
    3,000    NSTAR*                                                      114,900
    1,800    Williams Companies, Inc.*                                    77,130
                                                                     -------------
                                                                         403,442

             HEALTH CARE: 2.8%
      600    CIGNA Corp.                                                  64,416

               See accompanying notes to financial statements.

                                                              MID CAP VALUE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


At March 31, 2001 (Unaudited)

   Shares                                                                  Value
--------------------------------------------------------------------------------------
      COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------------
             HEALTH CARE -- CONTINUED
      700    Reinsurance Group of America, Inc.                      $    26,978
      500    Trigon Healthcare, Inc.*                                     25,750
                                                                     -------------
                                                                         117,144

             HOME FURNISHINGS: 0.7%
    1,000    Mohawk Industries, Inc.*                                     28,080

             INSURANCE: 6.2%
      450    Markel Corp.*                                                84,150
      400    Marsh & McLennan Companies, Inc.                             38,012
    1,000    Nationwide Financial Services, Inc. - Class A                37,980
    2,000    PartnerRe Ltd.                                               98,540
                                                                     -------------
                                                                         258,682

             LODGING: 1.8%
    1,875    Marriott International, Inc. - Class A                       77,213

             MANUFACTURING: 4.3%
      700    Carlisle Companies, Inc.                                     22,834
    1,200    Dover Corp.                                                  43,008
    1,000    IDEX Corp.                                                   28,980
    1,400    National Service Industries, Inc.                            32,830
      700    Sealed Air Corp.*                                            23,331
      800    V.F. Corp.                                                   28,000
                                                                     -------------
                                                                         178,983

             MEDIA: 11.4%
    2,150    Clear Channel Communications, Inc.*                         117,067
      500    Dow Jones & Co., Inc.                                        26,175
    2,000    E.W. Scripps Co.                                            115,940
    1,550    Gannett Co., Inc.                                            92,566
      220    Washington Post Co. - Class B                               127,160
                                                                     -------------
                                                                         478,908

             OILS & GAS PRODUCERS: 4.6%
    2,200    Devon Energy Corp.*                                         128,040
    1,500    Tosco Corp.                                                  64,140
                                                                     -------------
                                                                         192,180

             PRINTING: 1.3%
    1,800    Valassis Communications, Inc.*                               52,200

             REAL ESTATE: 3.6%
    7,300    Security Capital Group, Inc. - Class B*                     151,475

             REAL ESTATE INVESTMENT TRUSTS: 2.5%
    4,000    Public Storage, Inc.                                        105,000

             RETAIL: 3.5%
    1,400    Circuit City Stores, Inc.                                    14,840
    1,300    Gap, Inc. (The)                                              30,836
    1,350    Payless Shoesources, Inc.*                                   84,038
      700    Tiffany & Co.                                                19,075
                                                                     -------------
                                                                         148,789

             TELECOMMUNICATIONS: 0.6%
    1,300    Sprint Corp. (PCS Group)*                                    24,700

             TRAVEL SERVICES: 1.1%
    2,200    Galileo International, Inc.                                  48,180
           ---------------------------------------------------------------------------
             Total Common Stocks
             (cost $3,010,520)                                         3,549,618
           ---------------------------------------------------------------------------

                 See accompanying notes to financial statements.

          MID CAP VALUE FUND
          ----------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS (CONTINUED)

At March 31, 2001 (Unaudited)

  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENT: 14.6%
--------------------------------------------------------------------------------------
  $610,747   Firstar Stellar Treasury Fund (cost $610,747)            $  610,747
           ---------------------------------------------------------------------------
             Total Investments In Securities
             (cost $3,621,267+): 99.3%                                 4,160,365
           ---------------------------------------------------------------------------
             Other Assets less Liabilities: 0.7%                          30,475
           ---------------------------------------------------------------------------
             Net Assets: 100.0%                                       $4,190,840
           ===========================================================================

ADR -- American depositary receipt
* Non-income producing security.
+ At March 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
  Unrealized appreciation and depreciation were as follows:
  Gross unrealized appreciation                                      $  639,372
  Gross unrealized depreciation                                        (100,274)
                                                                     ----------
  Net unrealized appreciation                                        $  539,098
                                                                     ==========






                See accompanying notes to financial statements.

          ----------------------------------------------------------------------
          SMALL CAP GROWTH FUND
          SCHEDULE OF INVESTMENTS

At March 31, 2001 (Unaudited)

   Shares                                                                  Value
--------------------------------------------------------------------------------------
     COMMON STOCKS: 93.7%
--------------------------------------------------------------------------------------
             BANKS: 3.1%
    1,621    Texas Regional Bancshares, Inc.                         $    56,127

             BIOMEDICAL: 6.1%
      890    Aclara Biosciences, Inc.*                                     4,895
      775    Enzon, Inc.*                                                 36,812
    1,375    Exelixis, Inc.*                                              11,945
      840    Genzyme Transgenics Corp.*                                    5,513
    1,645    Lexicon Genetics, Inc.*                                      10,795
      585    Myriad Genetics, Inc.*                                       23,729
    1,750    Rosetta Inpharmatics, Inc.*                                  15,750
                                                                     -------------
                                                                         109,439

             COMMERCIAL SERVICES: 4.3%
      910    Iron Mountain, Inc.*                                         34,871
    2,045    Sylvan Learning Systems, Inc.*                               42,178
                                                                     -------------
                                                                          77,049

             COMPUTERS: 2.8%
    6,080    McAfee.com Corp.*                                            36,176
    2,975    Rainbow Technologies, Inc.*                                  14,875
                                                                     -------------
                                                                          51,051

             CONSULTING SERVICES: 6.1%
    1,352    Americredit Corp.*                                           43,845
    2,035    AnswerThink Consulting Group*                                 9,921
      770    T. Rowe Price Associates Investment
               Management, Inc.                                           24,111
    1,400    Wind River Systems, Inc.*                                    32,550
                                                                     -------------
                                                                         110,427

             DATA PROCESSING: 3.1%
    1,672    Choicepoint, Inc.*                                           56,514
             Distribution/Wholesale: 3.3%
      600    CDW Computer Centers, Inc.*                                  18,600
    2,335    Daisytek International Corp.*                                18,242
      750    Tech Data Corp.*                                             22,125
                                                                     -------------
                                                                          58,967

             ELECTRICAL COMPONENTS & EQUIPMENT: 4.1%
    1,485    Cabletron Systems, Inc.*                                     19,157
    1,690    C - Cube Microsystems, Inc.*                                 20,808
      825    Safenet, Inc.*                                               10,209
    1,175    Vicor Corp.*                                                 24,087
                                                                     -------------
                                                                          74,261

             ELECTRONICS: 3.9%
      827    APW Ltd.*                                                     7,096
      990    Cyberoptics Corp.*                                           10,395
    1,745    Electronics for Imaging, Inc.*                               42,971
      395    Technitrol, Inc.                                              9,832
                                                                     -------------
                                                                          70,294

             HEALTH CARE: 2.7%
      775    Novoste Corp.*                                               13,611
    2,330    Staar Surgical Co.*                                           9,975
    1,075    Ventana Medical Systems, Inc.*                               24,994
                                                                     -------------
                                                                          48,580

             HOUSEHOLD PRODUCTS: 2.2%
    1,055    Scotts Co. (The)*                                            40,143


                See accompanying notes to financial statements.

          SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS (CONTINUED)

          At March 31, 2001 (Unaudited)

   Shares                                                                  Value
--------------------------------------------------------------------------------------
     COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------------
             INSURANCE BROKERS: 4.7%
    1,235    Brown & Brown, Inc.                                     $    42,052
      175    Markel Corp.*                                                32,725
    1,475    Mutual Risk Management Ltd.                                  10,694
                                                                     -------------
                                                                          85,471

             INTERNET: 2.3%
      525    Critical Path, Inc.*                                          1,066
      975    Digital Island, Inc.*                                         1,767
    4,069    Hollywood Media Corp.*                                       18,066
      900    Multex.com, Inc.*                                            13,950
    4,015    net.Genesis Corp.*                                            7,654
                                                                     -------------
                                                                          42,503

             LEISURE TIME: 2.3%
    3,405    American Classic Voyages*                                    42,562

             MEDIA: 6.9%
    2,275    Information Holdings, Inc.*                                  48,685
    3,705    On Command Corp.*                                            23,156
    1,982    Penton Media, Inc.                                           28,838
    3,700    Primedia, Inc.*                                              23,310
                                                                     -------------
                                                                         123,989

             MISCELLANEOUS MANUFACTURING: 4.5%
      885    Carbo Ceramics, Inc.                                         29,869
    1,305    Falcon Products, Inc.                                        10,244
    1,000    Mettler-Toledo International, Inc.*                          41,160
                                                                     -------------
                                                                          81,273

             OILS & GAS PRODUCERS: 4.3%
      480    Devon Energy Corp.                                           27,936
    1,420    Newfield Exploration Co.*                                    49,558
                                                                     -------------
                                                                          77,494

             PHARMACEUTICALS: 2.8%
      725    Abgenix, Inc.*                                               17,173
    1,300    Corixa Corp.*                                                10,400
      620    Vertex Pharmaceuticals, Inc.*                                22,708
                                                                     -------------
                                                                          50,281

             REAL ESTATE INVESTMENT MANAGEMENT: 2.8%
    3,560    Grubb & Ellis Co.*                                           21,930
    2,460    Trammel Crow Co.*                                            29,274
                                                                     -------------
                                                                          51,204

             RETAIL: 1.6%
    1,200    PC Connection, Inc.*                                         11,475
      915    Tweeter Home Entertainment Group, Inc.*                      17,785
                                                                     -------------
                                                                          29,260

             SOFTWARE: 10.3%
      900    Acxiom Corp.*                                                18,788
    1,404    Advent Software, Inc.*                                       62,215
    1,230    CSG Systems International, Inc.*                             50,661
    4,690    Kana Communications, Inc.*                                    9,087
    3,890    Packeteer, Inc.*                                             11,792
    1,370    Serena Software, Inc.                                        12,501
    2,715    Witness Systems, Inc*                                        20,362
                                                                     -------------
                                                                         185,406


                See accompanying notes to financial statements.

                                                           SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)

At March 31, 2001 (Unaudited)

   Shares                                                                  Value
--------------------------------------------------------------------------------------
     COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------------
             TELECOMMUNICATIONS: 5.3%
    3,105    Choice One Communications, Inc.*                        $    19,212
    3,075    Itc Deltacom, Inc*                                           18,066
    2,475    LCC International, Inc. - Class A*                           12,375
    1,951    Neon Communications*                                          9,755
      405    Powerwave Technologies, Inc.*                                 5,518
    1,905    Stratos Lightwave, Inc*                                      19,050
      650    Tekelec*                                                     11,700
                                                                     -------------
                                                                          95,676

             TRANSPORTATION: 1.4%
    1,380    Swift Transportation Co., Inc.*                              25,530

             TRAVEL SERVICES: 2.8%
    5,597    Pegasus Systems, Inc.*                                       49,848
           ---------------------------------------------------------------------------
             Total Common Stocks
             (cost $2,278,149)                                         1,693,349
           ---------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
--------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENT: 5.8%
--------------------------------------------------------------------------------------
 $103,970    Firstar Stellar Treasury Fund (cost $103,970)               103,970
           ---------------------------------------------------------------------------
             Total Investments In Securities
             (cost $2,382,119+): 99.5%                                 1,797,319
           ---------------------------------------------------------------------------
             Other Assets less Liabilities: 0.5%                           9,391
           ---------------------------------------------------------------------------
             Net Assets: 100.0%                                       $1,806,710
           ===========================================================================

* Non-income producing security.
+ At March 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
  Unrealized appreciation and depreciation were as follows:
  Gross unrealized appreciation                                      $  327,068
  Gross unrealized depreciation                                        (911,868)
                                                                     ----------
  Net unrealized depreciation                                        $ (584,800)
                                                                     ==========





                See accompanying notes to financial statements.

           ---------------------------------------------------------------------
           STATEMENT OF ASSETS AND LIABILITIES At March 31, 2001 (unaudited)

                                                            Mid Cap           Small Cap
                                                          Value Fund         Growth Fund
----------------------------------------------------------------------------------------------
    ASSETS

      Investments securities, at value
      (cost $3,621,267 and $2,382,119 respectively) ..    $4,160,365         $1,797,319
      Receivables:
        Investment securities sold ...................            --             29,946
        Due from advisor .............................        29,090             16,219
        Dividends and interest .......................         5,442                896
      Deferred organization costs, net ...............        23,309             23,506
      Other assets ...................................         1,459                779
----------------------------------------------------------------------------------------------
            Total assets .............................     4,219,665          1,868,665
----------------------------------------------------------------------------------------------
    LIABILITIES

      Payables:
        Investment securities purchased ..............            --             11,843
      Accrued expenses ...............................        28,825             50,112
----------------------------------------------------------------------------------------------
            Total liabilities ........................        28,825             61,955
----------------------------------------------------------------------------------------------
    NET ASSETS .......................................    $4,190,840         $1,806,710
----------------------------------------------------------------------------------------------

    Net asset value, offering and redemption
    price per share ($4,190,840/309,878 shares
    and $1,806,710/222,651 shares outstanding
    respectively; $.001 par value with 100,000,000
    shares authorized) ...............................    $    13.52         $     8.11
----------------------------------------------------------------------------------------------
    COMPONENTS OF NET ASSETS

    Paid-in capital ..................................    $3,049,111         $2,545,562
    Accumulated net investment income (loss) .........        15,506             (7,455)
    Accumulated net realized gain (loss)
    on investments ...................................       587,125           (146,597)
    Net unrealized appreciation (depreciation)
    on investments ...................................       539,098           (584,800)
----------------------------------------------------------------------------------------------
    Net assets .......................................    $4,190,840         $1,806,710
----------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

           ---------------------------------------------------------------------
           STATEMENTS OF OPERATIONS For the six months ended
           March 31, 2001 (unaudited)

                                                                    Mid Cap        Small Cap
                                                                  Value Fund      Growth Fund
--------------------------------------------------------------------------------------------------
    INVESTMENT INCOME
      Dividends ...............................................   $   27,521      $     1,907
      Interest ................................................       13,750            3,691
--------------------------------------------------------------------------------------------------
            Total income ......................................       41,271            5,598
--------------------------------------------------------------------------------------------------
    EXPENSES
      Advisory fees ...........................................       15,868           12,200
      Administration fees .....................................       19,922           19,922
      Legal fees ..............................................       10,685            7,835
      Fund accounting fees ....................................        9,784           10,232
      Audit fees ..............................................        7,064            8,555
      Transfer agent fees .....................................       10,140            9,554
      Amortization of deferred organization costs .............        5,817            5,722
      Director fees ...........................................        5,618            5,614
      Registration expense ....................................        1,695            3,158
      Insurance expense .......................................        2,151            1,746
      Custodian fees ..........................................        2,049            3,455
      Miscellaneous expenses ..................................        6,888            3,197
--------------------------------------------------------------------------------------------------
            Total expenses ....................................       97,681           91,190
--------------------------------------------------------------------------------------------------
      Less: Fees waived and expenses absorbed .................      (80,679)         (78,137)
--------------------------------------------------------------------------------------------------
            Net expenses ......................................       17,002           13,053
--------------------------------------------------------------------------------------------------
              Net investment income (loss) ....................       24,269           (7,455)
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      Net realized gain (loss) on investments .................      638,480          (97,534)
      Net unrealized depreciation on investments ..............     (141,927)      (1,014,236)
--------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ..      496,553       (1,111,770)
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
      from operations .........................................   $  520,822      $(1,119,225)
--------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                                                         Mid Cap Value Fund
                                                                                         ------------------
                                                                               Six Months Ended           Year Ended
                                                                                March 31, 2001*       September 30, 2000
---------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income ...................................................   $   24,269             $   34,840
      Net realized gain on investments ........................................      638,480                353,098
      Net unrealized appreciation (depreciation) on investments ...............     (141,927)               571,172
---------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from operations .................      520,822                959,110
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
      From net investment income ..............................................      (51,539)               (22,002)
      From net realized gain ..................................................     (308,173)              (780,276)
---------------------------------------------------------------------------------------------------------------------------
         Total distributions to shareholders ..................................     (359,712)              (802,278)
---------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
      Net increase (decrease) in net assets derived from net change in
       outstanding shares (a) .................................................     (713,825)             1,034,766
---------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets ..............................     (552,715)             1,191,598
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
      Beginning of period .....................................................    4,743,555              3,551,957
---------------------------------------------------------------------------------------------------------------------------
      End of period (including accumulated net investment income of $15,506
       and $42,776, respectively) .............................................   $4,190,840             $4,743,555
---------------------------------------------------------------------------------------------------------------------------

   (a) A summary of capital share transactions is as follows:

                                                           Six Months Ended                       Year Ended
                                                            March 31, 2001*                   September 30, 2000
                                                            ---------------                   ------------------
                                                         Shares          Value               Shares          Value
---------------------------------------------------------------------------------------------------------------------------
   Shares sold .......................................    74,926      $ 1,023,018             78,421       $  878,378
   Shares issued on reinvestment of distribution .....    27,282          355,214             69,052          774,077
   Shares redeemed ...................................  (155,482)      (2,092,057)           (46,194)        (617,689)
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ...........................   (53,274)     $  (713,825)           101,279       $1,034,766
---------------------------------------------------------------------------------------------------------------------------

   * Unaudited.


                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Small Cap Growth Fund
                                                                                        ---------------------
                                                                               Six Months Ended           Year Ended
                                                                                March 31, 2001*       September 30, 2000
---------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment loss ......................................................  $    (7,455)            $  (19,563)
      Net realized gain (loss) on investments ..................................      (97,534)               545,715
      Net unrealized appreciation (depreciation) on investments ................   (1,014,236)               337,023
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets resulting from operations .......   (1,119,225)               863,175
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
      From net investment income ...............................................           --                 (5,720)
      From net realized gain ...................................................     (567,243)              (348,579)
---------------------------------------------------------------------------------------------------------------------------
         Total distributions to shareholders ...................................     (567,243)              (354,299)
---------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
      Net increase (decrease) in net assets derived from net change in
       outstanding shares (a) ..................................................     (469,735)             1,640,561
---------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets ...............................   (2,156,203)             2,149,437
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
      Beginning of period ......................................................    3,962,913              1,813,476
---------------------------------------------------------------------------------------------------------------------------
      End of period (including accumulated net investment loss of $(7,455)
       and $0, respectively) ...................................................  $ 1,806,710             $3,962,913
---------------------------------------------------------------------------------------------------------------------------

   (a) A summary of capital share transactions is as follows:

                                                           Six Months Ended                       Year Ended
                                                            March 31, 2001*                   September 30, 2000
                                                            ---------------                   ------------------
                                                         Shares          Value               Shares          Value
---------------------------------------------------------------------------------------------------------------------------
   Shares sold ........................................   14,425      $   176,213            102,773       $1,348,724
   Shares issued on reinvestment of distributions .....   54,560          564,146             28,696          350,085
   Shares redeemed .................................... (108,446)      (1,210,094)            (4,213)         (58,248)
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) ............................  (39,461)     $  (469,735)           127,256       $1,640,561
---------------------------------------------------------------------------------------------------------------------------

   * Unaudited.




                See accompanying notes to financial statements.

           ---------------------------------------------------------------------
           NOTES TO FINANCIAL STATEMENTS (unaudited)


NOTE 1 - ORGANIZATION

The Fleming Mutual Fund Group, Inc., (the "Group"), was organized as a Maryland corporation on August 19, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group consists of two separate series: the Fleming Mid Cap Value Fund ("Mid Cap Value Fund")(formerly the Fleming Fund) and the Fleming Small Cap Growth Fund ("Small Cap Growth Fund")(formerly the Fleming Fledging Fund) (each a "Fund" and collectively the "Funds") which seek growth through capital appreciation. Robert Fleming, Inc. (the "Adviser") serves as the investment adviser to the Funds and purchased 10,000 shares of each Fund on September 26, 1997. On August 1, 2000, J.P. Morgan Chase and Co. (formerly, The Chase Manhattan Corporation) acquired Robert Fleming Holdings Limited, the Adviser's indirect parent. Investment operations began on November 13, 1997 for the Fleming Mid Cap Value Fund and November 14, 1997 for the Fleming Small Cap Growth Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

   A. SECURITY VALUATION. Securities which are traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Directors. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. DEFERRED ORGANIZATION COSTS. Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and are amortized on a straight-line basis over a period of five years. If any of the original shares of the Funds are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of shares redeemed by the number of original shares outstanding at the time of redemption.

--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

   C. FEDERAL INCOME TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

   D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Robert Fleming Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by Funds. As compensation for their services, the Adviser was entitled to a monthly fee at the following annual percentage of average daily net assets:

Mid Cap Value Fund         0.70%
Small Cap Growth Fund      0.80%

The Funds are responsible for their own operating expenses. Prior to April 1, 2000, the Adviser had contractually agreed to limit the Funds total operating expenses (excluding interest and taxes) to not more than 0.75% of the average daily net assets for the Mid Cap Value Fund and 0.85% of the average daily net assets for the Small Cap Growth Fund. This contract has a one-year term ending March 31, 2001. Any fee waived and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Funds to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregated amount of the Funds' current operating expense for such fiscal year does not exceed the applicable limitation on the Funds' total operating expenses.

For the six-months ended March 31, 2001, the Adviser waived fees of $15,868 and absorbed expenses of $64,811 for the Mid Cap Value Fund and waived fees of $12,200 and absorbed expenses of $65,937 for the Small Cap Growth Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

At March 31, 2001, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Mid Cap Value Fund and Small Cap Growth Fund is $483,038 and $486,101, respectively.

At March 31, 2001, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                                  September 30,
                             -------------------------------------------------------
                                 2001           2002          2003          2004
                             -------------------------------------------------------
Mid Cap Value Fund ..........  $131,012       $135,310      $136,037      $80,679
Small Cap Growth Fund .......  $134,932       $131,914      $141,118      $78,137

The Funds must pay their current ordinary operating expense before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Directors review and approval prior to the time the reimbursement is initiated.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to 0.10% of each Fund's first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% of assets over $500 million, subject to a minimum annual fee of $40,000 per Fund.

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Group are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the six months ended March 31, 2001, excluding short-term investments, for the Funds are summarized below:

                                                    Mid Cap             Small Cap
                                                   Value Fund          Growth Fund
------------------------------------------------------------------------------------
Purchases .......................................  $1,673,329          $3,267,290
Sales ...........................................     967,824           2,055,371

--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of the Funds was held at the offices of Robert Fleming Inc. (the "Adviser") on December 14, 2000 to approve a new Investment Advisory Agreement with the Adviser. The new contract was approved with the following votes:

                                       For               Against         Abstained
-------------------------------------------------------------------------------------
Mid Cap Value Fund                    333,591                --               --
Small Cap Growth Fund                 261,745                --               --

NOTE 6 - SUBSEQUENT EVENTS

Effective April 27, 2001, the Fleming Mid Cap Value Fund and the Fleming Small Cap Growth Fund were renamed the JPMorgan Mid Cap Value Fund and the JPMorgan Small Cap Growth Fund, respectively.

Effective April 27, 2001, the Funds entered into a new Administration Agreement, with the Chase Manhattan Bank ("Chase"). For its services, Chase will receive a fee from each of the Funds computed at the annual rate equal to 0.10% of the each Fund's average daily net assets.

Further, effective April 27, 2001, the Funds appointed J.P. Morgan Fund Distributors, Inc. (JPMFD) as the Funds' new Distributor. JPMFD, a wholly owned subsidiary of the BISYS Group, Inc. ("BISYS") will also serve as sub-administrator to each Fund and will receive a monthly fee at an annual rate of equal to 0.05% of each Fund's average daily net assets.

FINANCIAL HIGHLIGHTS
Selected per share data for one share outstanding thoughout each period.

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                       Mid Cap Value Fund
                                                                  -----------------------------------------------------------------

                                                                                     Year Ended September 30,   November 13, 1997**
                                                                  Six Months Ended   ------------------------         through
                                                                   March 31, 2001*     2000           1999      September 30, 1998
                                                                  ----------------   --------       --------    -------------------
Net Asset Value, Beginning of Period ...........................        $13.06        $13.56         $10.62           $10.00
                                                                        ------        ------         ------           ------
Income from Investment Operations:
  Net Investment Income ........................................          0.25          0.11           0.02             0.11
  Net Realized and Unrealized Gain on Investments ..............          1.23          2.59           3.20             0.54
                                                                        ------        ------         ------           ------
Total from Investment Operations ...............................          1.48          2.70           3.22             0.65
                                                                        ------        ------         ------           ------
Less Distributions:
  From Net Investment Income ...................................         (0.15)        (0.09)         (0.10)           (0.03)
  From Net Realized Gain .......................................         (0.87)        (3.11)         (0.18)              --
                                                                        ------        ------         ------           ------
Total Distributions ............................................         (1.02)        (3.20)         (0.28)           (0.03)
                                                                        ------        ------         ------           ------
Net Asset Value, End of Period .................................        $13.52        $13.06         $13.56           $10.62
                                                                        ======        ======         ======           ======
Total Return ...................................................         11.61%+       23.76%         30.41%            6.50%+
Ratios/Supplemental Data:
  Net Assets, End of Period (millions) .........................        $  4.2        $  4.7         $  3.6           $  2.9
Ratio of Expenses to Average Net Assets:
  Before Fees Waived and Expenses Absorbed .....................          4.30%++       4.24%          5.11%            7.72%++
  After Fees Waived and Expenses Absorbed ......................          0.75%++       0.97%          1.25%            1.25%++
Ratio of Net Investment Income to Average Net Assets
  (after fees waived and expenses absorbed) ....................          1.07%++       0.84%          0.06%            0.73%++
Portfolio Turnover Rate ........................................         41.58%+       98.95%        108.74%           73.34%+
------------------------------------------------------------------------------------------------------------------------------------

  * Unaudited.
 ** Commencement of operations.
  + Not annualized.
 ++ Annualized.


                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected per share data for one share outstanding thoughout each period.

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                       Small Cap Growth Fund
                                                                   -----------------------------------------------------------------

                                                                                      Year Ended September 30,   November 14, 1997**
                                                                   Six Months Ended   ------------------------        through
                                                                    March 31, 2001*     2000           1999      September 30, 1998
                                                                   ----------------   --------      ----------   -------------------
Net Asset Value, Beginning of Period ...........................         $15.12        $13.45         $ 9.47           $10.00
                                                                         ------        ------         ------           ------
Income (loss) from Investment Operations
  Net Investment Income (loss) .................................          (0.26)        (0.08)          0.08             0.08
  Net Realized and Unrealized Gain (loss) on Investments .......          (4.60)         4.34           4.28            (0.59)
                                                                         ------        ------         ------           ------
Total from Investment Operations ...............................          (4.86)         4.26           4.36            (0.51)
                                                                         ------        ------         ------           ------
Less Distributions:
  From Net Investment Income ...................................             --         (0.04)         (0.09)           (0.02)
  From Net Realized Gain .......................................          (2.15)        (2.55)         (0.29)              --
                                                                         ------        ------         ------           ------
Total Distributions ............................................          (2.15)        (2.59)         (0.38)           (0.02)
                                                                         ------        ------         ------           ------
Net Asset Value, End of Period .................................         $ 8.11        $15.12         $13.45           $ 9.47
                                                                         ======        ======         ======           ======
Total Return ...................................................         (35.22%)+      36.33%         46.61%           (5.15%)+
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........................         $  1.8        $  4.0         $  1.8           $  1.1
Ratio of Expenses to Average Net Assets:
Before Fees Waived and Expenses Absorbed .......................           5.98%++       5.47%         10.19%           13.84%++
After Fees Waived and Expenses Absorbed ........................           0.85%++       1.05%          1.35%            1.35%++
Ratio of Net Investment Loss to Average Net Assets
  (after fees waived and expenses absorbed) ....................          (0.49%)++     (0.61%)        (0.68%)          (0.30%)++
Portfolio Turnover Rate ........................................          34.10%+       88.25%         70.75%           35.47%+
------------------------------------------------------------------------------------------------------------------------------------

  * Unaudited.
 ** Commencement of operations.
  + Not annualized.
 ++ Annualized.


                 See accompanying notes to financial statements.

         -----------------------------------------------------------------------
         JPMORGAN MID CAP VALUE FUND
         JPMORGAN SMALL CAP GROWTH FUND
         SEMI-ANNUAL REPORT


INVESTMENT ADVISER
JPMorgan Fleming Asset Management

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.


The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.


To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.





                       JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039





-C- J. P. Morgan Chase & Co., 2001 All Rights Reserved. April 2001


                                                                      SAVG-3-501